UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21586
                                                    ----------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                   Date of reporting period: DECEMBER 31, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                 ANNUAL REPORT
                      FOR THE YEAR ENDED DECEMBER 31, 2006


--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
         FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND (FFA)
                               DECEMBER 31, 2006

 Shareholder Letter.....................................................   1
 Portfolio Commentary...................................................   2
 Portfolio Components...................................................   4
 Portfolio of Investments...............................................   5
 Statement of Assets and Liabilities....................................  13
 Statement of Operations................................................  14
 Statements of Changes in Net Assets....................................  15
 Financial Highlights...................................................  16
 Notes to Financial Statements..........................................  17
 Report of Independent Registered Public Accounting Firm................  21
 Additional Information.................................................  22
     Dividend Reinvestment Plan
     Proxy Voting Policies and Procedures
     Portfolio Holdings
     NYSE Certification Information
     Tax Information
     By-Law Amendments
 Board of Trustees and Officers.........................................  24


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and/or Fiduciary Asset Management, LLC (the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by Mohammed Riad and K. Timothy Swanson, Co-Portfolio Managers of the Sub-Advisor, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and personnel of the Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

         FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND (FFA)
                                  ANNUAL REPORT
                                DECEMBER 31, 2006

Dear Shareholders:

We are pleased to present this annual report of the First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") (NYSE symbol: FFA). The Fund posted gains in both market value and net asset value ("NAV") for the twelve-month reporting period ended December 31, 2006.

The markets had a strong performance year in 2006. The U.S. economy expanded, stock markets performed positively, and many of the major economic indicators were positive. Value stocks outperformed growth stocks for the majority of 2006. Throughout most of the year, the Fund had a bias toward growth oriented sectors, which hindered underlying equity performance. As we begin 2007, one of the most touted areas of the market is large-cap stocks, particularly large-cap growth stocks. The portfolio managers continue to overweight the growth segments of the economy based on relative valuations and their economic outlook. For a more detailed discussion of the portfolio strategy, I encourage you to read the commentary from the portfolio management team at Fiduciary Asset Management, LLC found on the following pages. It includes a review of the specific market conditions that affected the Fund's performance as well as the portfolio managers' outlook for the markets.

First Trust serves as investment advisor or portfolio supervisor to investment portfolios with approximately $28 billion in assets which it managed or supervised as of December 31, 2006. We value our relationship with our investors and appreciate the opportunity to assist you in achieving your financial goals.

Sincerely,

/S/ JAMES A. BOWEN
James A. Bowen
President of the First Trust/Fiduciary Asset Management Covered Call Fund February 21, 2007

[GRAPHIC OMITTED]
MOHAMMED RIAD PIC

MOHAMMED RIAD
MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER, CHIEF DERIVATIVES STRATEGIST, MEMBER OF STRATEGY COMMITTEE AND INVESTMENT COMMITTEE
Mr. Riad joined Fiduciary Asset Management, LLC ("Fiduciary") in 1999 and has 14 years of investment industry experience. He is a member of the portfolio management team and serves as senior portfolio manager for Fiduciary's institutional and hedged large-cap equity strategies, as well as closed-end and open-end funds. Additionally, Mr. Riad has been instrumental in the development of industry-leading large scale derivatives strategies. He is actively involved with the Strategy Committee's macroeconomic assessment and top-down approach to portfolio management. Prior to joining Fiduciary, Mr. Riad worked in management for six years at Legg Mason Wood Walker in the Washington D.C. and New York offices. Mr. Riad holds an M.B.A. from Washington University in St. Louis and a B.S. in business from Wake Forest University.



[GRAPHIC OMITTED]
K. TIMOTHY SWANSON PIC

K. TIMOTHY SWANSON, CFA
SENIOR VICE PRESIDENT, PORTFOLIO MANAGER, MEMBER OF INVESTMENT COMMITTEE
Mr. Swanson performs quantitative and qualitative research and holds portfolio management duties for Fiduciary's large-cap institutional equity strategies. He implements portfolio management decisions for hedged equity institutional portfolios, as well as closed-end and open-end funds. Mr. Swanson provides the Strategy Committee with statistical and quantitative analysis of macroeconomic, sector, industry, and company-specific recommendations and supporting data. He assists in designing, structuring, and managing Fiduciary's quantitative research effort. Prior to joining Fiduciary, he spent two years as a portfolio manager for institutional and high-net worth clients and spent nearly seven years at A.G. Edwards & Sons as a senior analyst for beverage and tobacco industries, earning eight Wall Street Journal All-Star Analyst awards between 1997 and 2000. He is a Chartered Financial Analyst ("CFA") and member of the St. Louis Society of Financial Analysts. Mr. Swanson received his M.B.A. from Washington University in St. Louis and his bachelor of arts degree from Colgate University.

FIDUCIARY ASSET MANAGEMENT, LLC
Fiduciary Asset Management, LLC ("Fiduciary") is the sub-advisor to the First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund"). Fiduciary was founded in 1994 as an employee-owned investment management firm. The investment manager is a federally-registered investment advisor which manages a broad range of equity and fixed-income strategies, including both traditional and hedged strategies, for institutional and private wealth clients. Prior to 1994, Fiduciary was the internal asset management group for a large corporate pension plan for nearly 22 years. It continues to function as such plan's chief investment officer. The investment manager currently supervises and manages approximately $17 billion in client assets.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

MARKET RECAP

The S&P 500 Index total return was dominated by value stocks during 2006, with the top-three sectors in terms of performance including Telecommunication Services, Energy, and Utilities. As a broader illustration, the Russell 1000 Value Index outperformed the Russell 1000 Growth Index by 13 percentage points for the year ended December 31, 2006. We believe the Federal Reserve policy outlook had much to do with the out-performance of the value sector in 2006 throughout the majority of the year, as investors focused on inflation expectations and wage pressures to build a consensus view that projected further interest rate hikes.

Based on our strategic view that inflationary pressures were transitory and that the Federal Reserve Board ( the "Fed") would lean more toward easing interest rate policy as the year progressed, we biased the Fund in more growth oriented sectors given the valuation and growth attractiveness relative to value counterparts. We chose to underweight defensive industries that exhibited sub-market growth prospects, which paradoxically experienced dramatic price-to-earnings multiple expansion and investor attention throughout the year.

Nonetheless, falling commodity prices and lower inflation based on slowing economic activity has traditionally marked an inflection point in the market cycle that has favored large-cap equities. As economic activity slows below trend line and inflationary pressures wane, we believe Fed policy will favor a more active role in reigniting economic growth. We continue to overweight the growth segments of the economy based on relative valuations and our anticipated economic outlook.

PERFORMANCE

The market value total return for the Fund was 17.3% for the year ending December 31, 2006. The Fund produced a NAV total return of 7.1% for the year as compared to the S&P 500 Index performance of 15.8%. The Lehman U.S. Aggregate Index - the fixed-income comparable - returned 4.3%. Another index, the CBOE S&P 500 BuyWrite Index (BXM), returned 13.3% for the same period.

--------------------------------------------------------------------------------
                        PORTFOLIO COMMENTARY - CONTINUED
--------------------------------------------------------------------------------

Despite investor bias for value-style equities, the Fund successfully participated in a number of growth industries during 2006. Within the Consumer Discretionary sector, the Fund's exposure to the casino industry helped to generate excess relative returns, owning MGM MIRAGE, in particular, (representing 2.3% of the Fund's portfolio as of December 31, 2006) which stock value increased 56% and ranked as the top performing equity for the Fund during the year. Similarly, positions in the retailing industry - namely Nordstrom (representing 1.4% of the Fund's portfolio as of December 31, 2006) and Target (representing 1.1% of the Fund's portfolio as of December 31, 2006) similarly added to equity performance, advancing 34% and 17%, respectively.

Once again, Fund holdings in the Diversified Financial Services industry helped to generate strong relative performance. Specific overweight holdings included Goldman Sachs Group Inc. (no longer owned in the Fund's portfolio as of December 31, 2006), Bear Stearns Cos. (representing 1.9% of the Fund's portfolio as of December 31, 2006) and Lehman Brothers Holdings, Inc. (representing 2.6% of the Fund's portfolio as of December 31, 2006) performed exceedingly well for the year, increasing 55%, 42%, and 23%, respectively.

Given investor attraction to equities with relatively stable return streams, the Fund's exposure to the Consumer Staples sector performed well during the year, especially CVS Corp. (no longer owned in the portfolio as of December 31, 2006) which added solid relative performance for the Fund by advancing 17%. Equities within the Wireless Telecommunication Services sector such as ALLTEL Corp (representing 3.4% of the Fund's portfolio as of December 31, 2006) and Verizon Communications Inc. (representing 0.8% of the Fund's portfolio as of December 31, 2006) are similarly believed to have benefited from investor attention - up 19% and 35%, respectively -- despite uninspiring earnings performance.

On the whole, the Fund's overweighting in the growth-oriented Technology sector hindered underlying equity performance, in particular companies participating in the Communications Equipment industry. Despite generating strong earnings performance throughout the year, equities such as QUALCOMM Inc (representing 1.0% of the Fund's portfolio as of December 31, 2006), Texas Instruments (representing 2.0% of the Fund's portfolio as of December 31, 2006) and Corning Inc. (representing 1.5% of the Fund's portfolio as of December 31, 2006) found price-to-earnings multiples contracting as investor risk aversions are believed to have increased and returns declined correspondingly at 11%, 10%, and 23%, respectively.

Conversely, bellwether technology stalwarts such as Apple Inc. (representing 1.6% of the Fund's portfolio as of December 31, 2006) and Microsoft Corp, (representing 2.1% of the Fund's portfolio as of December 31, 2006) performed modestly better than the sector, while the Fund's top-performing technology company - BEA Systems Inc. (no longer owned in the Fund's portfolio as of December 31, 2006) helped to offset some return weakness from other technology holdings, advancing 39% for the year.

In contrast to 2005, the Fund's exposure to the healthcare services and biotechnology industries in 2006 negatively impacted relative performance. Similar to a large number of growth-oriented equities, strong profits from the Fund's positions such as Genentech Inc. (representing 1.4% of the Fund's portfolio as of December 31, 2006) and UnitedHealth Group Inc. (representing 2.0% of the Fund's portfolio as of December 31, 2006) nonetheless suffered in a decline of valuations with returns down 12% and 13%, respectively.

Low volatility levels within the Fund's underlying equity portfolio reduced the amount of call option premium the Fund was able to generate in advance of the market correction during the spring of 2006, negatively impacting overall covered call performance for that time period. However, once the market bottomed during mid-summer 2006, we were able to adjust the option overlay to capture more of the equity performance through the end of the year.

DIVIDENDS

During 2006, the Fund declared and paid four-quarterly dividends to shareholders. The aggregate amount of these dividends, $1.60 per share, computes to an annualized yield of 8.7% based upon the December 31, 2006 Common Share price of $18.41 per share. Of this total, $1.30 per share represented ordinary income and $0.30 per share was from long-term capital gains.

OUTLOOK

Since our semi-annual report to shareholders, our view of the economy has not been dramatically altered as we continue to expect economic growth to remain about a percentage-point below historic trend-line growth of approximately 3.5%. We believe the current housing and manufacturing weakness is a direct result of the Fed's continuing tight monetary policy, designed to soften these flash-points of the economy enough to lower the core inflation reading to its targeted range of 1% to 2% annually.

In our opinion, the equity market retains strong fundamentals despite perceived uncertainty surrounding inflation, economic growth, or Fed's monetary actions. Corporations have excess cash which we believe will continue to be used for dividend increases, share buybacks, acquisitions and capital investments. Private equity funds, which raised about $750 billion from investors in 2006, are also cash rich with a mission to invest the money. Equity markets may also derive thrust from rising price earnings multiples if inflation continues decelerating, which should cause long-term bond yields to decline. Relative valuation still favors equities versus fixed-income, although equities' valuation advantage could diminish if earnings have an unexpected decline.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO COMPONENTS+
DECEMBER 31, 2006

                                [GRAPHIC OMITTED]
               EDGAR REPRESENTATION OF DATA POINTS USED IN GRAPHIC


Diversified Financial Services                       8.0%
Communications Equipment                             6.8%
Commercial Banks                                     5.6%
Computers & Peripherals                              5.2%
Semiconductors & Semiconductor Equipment             5.2%
Aerospace & Defense                                  4.6%
Capital Markets                                      4.5%
Health Care Providers & Services                     4.5%
Hotels, Restaurants & Leisure                        4.4%
Household Durables                                   4.0%
Biotechnology                                        3.7%
Wireless Telecommunication Services                  3.4%
Industrial Conglomerates                             3.2%
Oil, Gas & Consumable Fuels                          3.1%
Pharmaceuticals                                      3.0%
Specialty Retail                                     2.9%
Software                                             2.8%
Health Care Equipment & Supplies                     2.7%
Multiline Retail                                     2.6%
Machinery                                            2.4%
Energy Equipment & Services                          2.3%
Insurance                                            2.3%
Road & Rail                                          1.7%
Beverages                                            1.6%
Media                                                1.6%
Electrical Equipment                                 1.5%
Food & Staples Retailing                             1.5%
Air Freight & Logistics                              1.4%
Internet  Software & Services                        1.4%
Chemicals                                            0.8%
Diversified Telecommunication Services               0.8%
Put options purchased                                0.4%



+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS+ - 100.0%


              AEROSPACE & DEFENSE - 4.6%
      240,600 Honeywell International, Inc.................... $   10,884,744
      102,900 United Technologies Corp........................      6,433,308
                                                               ---------------
                                                                   17,318,052
                                                               ---------------

              AIR FREIGHT & LOGISTICS - 1.5%
       49,900 FedEx Corp......................................      5,420,138
                                                               ---------------

              BEVERAGES - 1.6%
       96,000 PepsiCo, Inc....................................      6,004,800
                                                               ---------------

              BIOTECHNOLOGY - 3.7%
       86,300 Amgen, Inc.*....................................      5,895,153
       66,400 Genentech, Inc.*................................      5,387,032
       40,100 Gilead Sciences, Inc.*..........................      2,603,693
                                                               ---------------
                                                                   13,885,878
                                                               ---------------

              CAPITAL MARKETS - 4.5%
       43,000 Bear Stearns Companies (The), Inc...............      6,999,540
      125,000 Lehman Brothers Holdings, Inc...................      9,765,000
                                                               ---------------
                                                                   16,764,540
                                                               ---------------

              CHEMICALS - 0.8%
       55,600 Monsanto Company................................      2,920,668
                                                               ---------------

              COMMERCIAL BANKS - 5.6%
      267,400 Wachovia Corp...................................     15,228,430
      156,500 Wells Fargo & Company...........................      5,565,140
                                                               ---------------
                                                                   20,793,570
                                                               ---------------

              COMMUNICATIONS EQUIPMENT - 6.9%
      244,000 Cisco Systems, Inc.*............................      6,668,520
      294,600 Corning, Inc.*..................................      5,511,966
      402,500 Motorola, Inc...................................      8,275,400
      100,200 QUALCOMM, Inc...................................      3,786,558
      126,800 Tellabs, Inc.*..................................      1,300,968
                                                               ---------------
                                                                   25,543,412
                                                               ---------------

              COMPUTERS & PERIPHERALS - 5.3%
       70,200 Apple Computer, Inc.*...........................      5,955,768
      284,900 Dell, Inc.*.....................................      7,148,141
      491,500 EMC Corp.* .....................................      6,487,800
                                                               ---------------
                                                                   19,591,709
                                                               ---------------

              DIVERSIFIED FINANCIAL SERVICES - 8.1%
      143,700 Bank of America Corp............................      7,672,143
      117,600 CIT Group, Inc..................................      6,558,552
      182,100 Citigroup, Inc..................................     10,142,970
      118,200 JPMorgan Chase & Company........................      5,709,060
                                                               ---------------
                                                                   30,082,725
                                                               ---------------

                       See Notes to Financial Statements.                 Page 5

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2006

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS+ - CONTINUED


              DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
       75,600 Verizon Communications, Inc..................... $    2,815,344
                                                               ---------------

              ELECTRICAL EQUIPMENT - 1.5%
      130,800 Emerson Electric Company........................      5,764,356
                                                               ---------------

              ENERGY EQUIPMENT & SERVICES - 2.3%
       50,800 Baker Hughes, Inc...............................      3,792,728
      103,200 BJ Services Company.............................      3,025,824
       29,300 Schlumberger Ltd................................      1,850,588
                                                               ---------------
                                                                    8,669,140
                                                               ---------------

              FOOD & STAPLES RETAILING - 1.5%
       78,900 Wal-Mart Stores, Inc............................      3,643,602
       40,000 Whole Foods Market, Inc.........................      1,877,200
                                                               ---------------
                                                                    5,520,802
                                                               ---------------

              HEALTH CARE EQUIPMENT & SUPPLIES - 2.7%
      134,700 Medtronic, Inc..................................      7,207,797
       37,600 Zimmer Holdings, Inc.*..........................      2,947,088
                                                               ---------------
                                                                   10,154,885
                                                               ---------------

              HEALTH CARE PROVIDERS & SERVICES - 4.5%
       43,300 Cardinal Health, Inc............................      2,789,819
      127,050 Coventry Health Care, Inc.*.....................      6,358,853
      141,300 UnitedHealth Group, Inc.........................      7,592,049
                                                               ---------------
                                                                   16,740,721
                                                               ---------------

              HOTELS, RESTAURANTS & LEISURE - 4.4%
       98,300 Harrah's Entertainment, Inc.....................      8,131,376
      147,200 MGM MIRAGE*.....................................      8,441,920
                                                               ---------------
                                                                   16,573,296
                                                               ---------------

              HOUSEHOLD DURABLES - 4.0%
       54,500 Centex Corp.....................................      3,066,715
       81,600 Lennar Corp., Class A...........................      4,280,736
      118,400 Procter & Gamble (The) Company..................      7,609,568
                                                               ---------------
                                                                   14,957,019
                                                               ---------------

              INDUSTRIAL CONGLOMERATES - 3.2%
      317,800 General Electric Company........................     11,825,338
                                                               ---------------

              INSURANCE - 2.3%
      119,500 American International Group, Inc...............      8,563,370
                                                               ---------------

              INTERNET  SOFTWARE & SERVICES - 1.4%
      211,700 Yahoo! Inc.*....................................      5,406,818
                                                               ---------------

              MACHINERY - 2.4%
       93,100 Caterpillar, Inc................................      5,709,823
       32,900 Deere & Company.................................      3,127,803
                                                               ---------------
                                                                    8,837,626
                                                               ---------------

Page 6             See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2006

                                                                    MARKET
   SHARES                                                            VALUE
------------                                                     ------------

 COMMON STOCKS+ - CONTINUED


              MEDIA - 1.6%
      137,200 Comcast Corp., Class A*......................... $    5,807,676
                                                               ---------------

              MULTILINE RETAIL - 2.6%
      109,200 Nordstrom, Inc..................................      5,387,928
       74,300 Target Corp.....................................      4,238,815
                                                               ---------------
                                                                    9,626,743
                                                               ---------------

              OIL, GAS & CONSUMABLE FUELS - 3.1%
       56,600 Chevron Corp....................................      4,161,798
      289,400 Williams Companies (The), Inc...................      7,559,128
                                                               ---------------
                                                                   11,720,926
                                                               ---------------

              PHARMACEUTICALS - 3.0%
      357,000 Pfizer, Inc.....................................      9,246,300
       42,000 Sanofi-Aventis, SP ADR..........................      1,939,140
                                                               ---------------
                                                                   11,185,440
                                                               ---------------

              ROAD & RAIL - 1.7%
       86,700 Burlington Northern Santa Fe Corp...............      6,399,327
                                                               ---------------

              SEMICONDUCTORS & SEMICONDUCTOR
                EQUIPMENT - 5.2%
      215,800 Broadcom Corp., Class A*........................      6,972,498
      248,200 Intel Corp......................................      5,026,050
      257,000 Texas Instruments, Inc..........................      7,401,600
                                                               ---------------
                                                                   19,400,148
                                                               ---------------

              SOFTWARE - 2.8%
      258,000 Microsoft Corp..................................      7,703,880
      132,800 Symantec Corp.*.................................      2,768,880
                                                               ---------------
                                                                   10,472,760
                                                               ---------------

              SPECIALTY RETAIL - 3.0%
      123,800 Best Buy Company, Inc...........................      6,089,722
      158,600 Lowe's Companies, Inc...........................      4,940,390
                                                               ---------------
                                                                   11,030,112
                                                               ---------------

              WIRELESS TELECOMMUNICATION SERVICES - 3.4%
      208,100 ALLTEL Corp.....................................     12,585,888
                                                               ---------------

              TOTAL COMMON STOCKS+............................    372,383,227
                                                               ---------------
              (Cost $379,625,603)

 PUT OPTIONS PURCHASED - 0.4%
       14,500 SPDR Trust Series I Put
              @ 127 due June 07 ..............................      1,595,000
                                                               ---------------

              TOTAL PUT OPTIONS PURCHASED.....................      1,595,000
                                                               ---------------
              (Cost $2,494,000)

                       See Notes to Financial Statements.                 Page 7

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2006

                                                                    MARKET
                                                                     VALUE
                                                                 ------------

              TOTAL INVESTMENTS - 100.4%...................... $  373,978,227
              (Cost $382,119,603)**

              CALL OPTIONS WRITTEN - (2.0%)...................     (7,372,401)
              (Premiums received $8,241,701)

              NET OTHER ASSETS & LIABILITIES - 1.6%...........      5,969,746
                                                               ---------------
              NET ASSETS - 100.0%............................. $  372,575,572
                                                               ===============

--------------------------------------------------------------------------------
       ADR    American Depositary Receipt
         *    Non-income producing security.
        **    Aggregate cost for federal income tax purposes is $382,304,053 for investments and $6,529,950 for premiums received on options written.
         +    Call options were written on either entire or partial Common Stock positions; all Common Stocks are pledged as collateral.

 NUMBER OF                                                          MARKET
 CONTRACTS                                                           VALUE
------------                                                     ------------
 CALL OPTIONS WRITTEN - (2.0%)

                 ALLTEL Corp. Calls
        1,292    @ 60 due Jan 07 ............................. $     (290,700)
          789    @ 65 due Apr 07 .............................       (161,745)
                                                               ---------------
                                                                     (452,445)
                                                               ---------------
                 American International Group, Inc. Call
          865    @ 75 due May 07 .............................       (134,075)
                                                               ---------------

                 Amgen, Inc. Calls
          216    @ 85 due Apr 07..............................         (3,240)
          647    @ 30 due July 07.............................        (35,585)
                                                               ---------------
                                                                      (38,825)
                                                               ---------------
                 Apple Computer, Inc. Call
          702    @ 95 due Jan 07 .............................        (66,690)
                                                               ---------------

                 Baker Hughes Inc. Calls
          254    @ 75 due Jan 07..............................        (48,260)
          254    @ 85 due Apr 07..............................        (49,530)
                                                               ---------------
                                                                      (97,790)
                                                               ---------------
                 Bank of America Corp. Calls
          411    @ 55 due Jan 07..............................         (6,165)
          513    @ 55 due Feb 07..............................        (30,780)
          513    @ 57.5 due May 07............................        (28,728)
                                                               ---------------
                                                                      (65,673)
                                                               ---------------
                 Bear Stearns Companies (The), Inc. Call
          430    @ 165 due Apr 07 ............................       (356,900)
                                                               ---------------

                 Best Buy Company, Inc. Calls
          581    @ 50 due Mar 07..............................       (145,250)
          657    @ 60 due June 07.............................        (91,980)
                                                               ---------------
                                                                     (237,230)
                                                               ---------------

Page 8             See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2006

 NUMBER OF                                                          MARKET
 CONTRACTS                                                           VALUE
------------                                                     ------------

CALL OPTIONS WRITTEN - CONTINUED

                 BJ Services Company Calls
          204    @ 35 due Jan 07.............................. $       (1,020)
          253    @ 37.5 due Jan 07............................         (1,265)
          204    @ 30 due Apr 07..............................        (45,492)
          371    @ 37.5 due Apr 07............................        (14,840)
                                                               ---------------
                                                                      (62,617)
                                                               ---------------
                 Broadcom Corp. Calls
        1,279    @ 40 due Feb 07..............................        (38,370)
          450    @ 40 due May 07..............................        (56,250)
                                                               ---------------
                                                                      (94,620)
                                                               ---------------
                 Burlington Northern Santa Fe Corp. Calls
          681    @ 85 due Jan 07..............................         (3,405)
          186    @ 90 due Apr 07..............................         (7,440)
                                                               ---------------
                                                                      (10,845)
                                                               ---------------
                 Cardinal Health, Inc. Call
          433    @ 70 due Mar 07 .............................        (28,145)
                                                               ---------------

                 Caterpillar, Inc. Call
          751    @ 67.5 due Feb 07 ...........................        (26,285)
                                                               ---------------

                 Centex Corp. Calls
          204    @ 55 due Jan 07..............................        (48,144)
          227    @ 60 due Feb 07..............................        (30,645)
          114    @ 65 due Apr 07..............................        (13,680)
                                                               ---------------
                                                                      (92,469)
                                                               ---------------
                 Chevron Corp. Calls
          283    @ 75 due Mar 07..............................        (67,920)
          283    @ 80 due June 07.............................        (52,355)
                                                               ---------------
                                                                     (120,275)
                                                               ---------------
                 Cisco Systems, Inc. Call
        1,830    @ 27.5 due Apr 07 ...........................       (320,250)
                                                               ---------------

                 CIT Group, Inc. Call
        1,176    @ 55 due Jan 07 .............................       (205,800)
                                                               ---------------

                 Citigroup, Inc. Calls
          717    @ 55 due June 07.............................       (211,515)
          717    @ 57.5 due June 07...........................       (118,305)
                                                               ---------------
                                                                     (329,820)
                                                               ---------------
                 Comcast Corp. Call
        1,242    @ 45 due Apr 07 .............................       (167,670)
                                                               ---------------

                 Coventry Health Care, Inc. Call
          889    @ 55 due Apr 07 .............................        (97,790)
                                                               ---------------

                 Deere & Company Calls
          164    @ 95 due Jan 07..............................        (35,260)
          165    @ 100 due Jan 07.............................         (7,425)
                                                               ---------------
                                                                      (42,685)
                                                               ---------------

                       See Notes to Financial Statements.                 Page 9

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2006

 NUMBER OF                                                          MARKET
 CONTRACTS                                                           VALUE
------------                                                     ------------

CALL OPTIONS WRITTEN - CONTINUED

                 Dell, Inc. Calls
        1,795    @ 27.5 due Feb 07............................ $      (62,825)
        1,054    @ 30 due May 07..............................        (47,430)
                                                               ---------------
                                                                     (110,255)
                                                               ---------------
                 EMC Corp. Calls
        1,536    @ 14 due Apr 07..............................        (61,440)
          773    @ 15 due Apr 07..............................        (15,460)
                                                               ---------------
                                                                      (76,900)
                                                               ---------------
                 Emerson Electric Company Call
        1,062    @ 45 due Mar 07 .............................       (122,130)
                                                               ---------------

                 Fedex Corp. Call
          499    @ 125 due Apr 07 ............................        (44,910)
                                                               ---------------

                 General Electric Company Call
        3,178    @ 40 due June 07 ............................       (238,350)
                                                               ---------------

                 Genentech, Inc. Call
          531    @ 90 due Mar 07 .............................        (38,763)
                                                               ---------------

                 Gilead Sciences, Inc. Call
          401    @ 70 due May 07 .............................       (118,295)
                                                               ---------------

                 Honeywell International, Inc. Calls
        1,882    @ 45 due Jan 07..............................       (188,200)
          271    @ 45 due Mar 07..............................        (52,303)
                                                               ---------------
                                                                     (240,503)
                                                               ---------------
                 Intel Corp. Call
        1,941    @ 25 due July 07 ............................        (77,640)
                                                               ---------------

                 JPMorgan Chase & Company Call
          887    @ 50 due Mar 07 .............................        (70,960)
                                                               ---------------

                 Lehman Brothers Holdings, Inc. Calls
        1,178    @ 80 due Jan 07..............................       (100,130)
           72    @ 90 due Apr 07..............................         (7,200)
                                                               ---------------
                                                                     (107,330)
                                                               ---------------
                 Lennar Corp. Calls
          241    @ 50 due Jan 07..............................        (79,530)
          575    @ 55 due Feb 07..............................        (77,625)
                                                               ---------------
                                                                     (157,155)
                                                               ---------------
                 Lowe's Companies, Inc. Calls
        1,086    @ 32.5 due Jan 07............................        (16,290)
          500    @ 32.5 due Apr 07............................        (22,500)
                                                               ---------------
                                                                      (38,790)
                                                               ---------------
                 Medtronic, Inc. Call
        1,347    @ 55 due May 07 .............................       (289,605)
                                                               ---------------

Page 10            See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2006

 NUMBER OF                                                          MARKET
 CONTRACTS                                                           VALUE
------------                                                     ------------

CALL OPTIONS WRITTEN - CONTINUED

                 MGM MIRAGE Call
          711    @ 60 due Jan 08 ............................. $     (433,710)
                                                               ---------------

                 Microsoft Corp. Calls
        1,460    @ 30 due Jan 07..............................        (58,400)
        1,120    @ 32.5 due July 07...........................       (106,400)
                                                               ---------------
                                                                     (164,800)
                                                               ---------------
                 Monsanto Company Call
          556    @ 50 due Jan 07 .............................       (177,920)
                                                               ---------------

                 Motorola, Inc. Calls
        1,662    @ 25 due Jan 07..............................         (8,310)
        2,363    @ 25 due July 07.............................       (120,513)
                                                               ---------------
                                                                     (128,823)
                                                               ---------------
                 Nordstrom, Inc. Calls
          726    @ 50 due Jan 07..............................        (72,600)
          295    @ 50 due Apr 07..............................       (100,300)
           71    @ 55 due Apr 07..............................        (10,295)
                                                               ---------------
                                                                     (183,195)
                                                               ---------------
                 PepsiCo, Inc. Calls
          229    @ 65 due Jan 07..............................         (1,145)
          731    @ 67.5 due Apr 07............................        (32,895)
                                                               ---------------
                                                                      (34,040)
                                                               ---------------
                 Pfizer, Inc. Call
        2,231    @ 30 due Jan 08 .............................       (178,480)
                                                               ---------------

                 Procter & Gamble (The) Company Call
        1,184    @ 65 due Jan 07 .............................        (41,440)
                                                               ---------------

                 QUALCOMM, Inc. Call
          752    @ 45 due Apr 07 .............................        (51,136)
                                                               ---------------

                 Sanofi-Aventis Call
          420    @ 50 due June 07 ............................        (61,950)
                                                               ---------------

                 Schlumberger Ltd. Call
          293    @ 70 due Feb 07 .............................        (23,440)
                                                               ---------------

                 Target Corp. Calls
          372    @ 60 due Jan 07..............................         (5,580)
          185    @ 57.5 due Feb 07............................        (33,300)
          186    @ 65 due Apr 07..............................        (10,230)
                                                               ---------------
                                                                      (49,110)
                                                               ---------------
                 Texas instruments, Inc. Call
        1,464    @ 37.5 due Apr 07 ...........................        (10,980)
                                                               ---------------

                       See Notes to Financial Statements.                Page 11

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2006

 NUMBER OF                                                          MARKET
 CONTRACTS                                                           VALUE
------------                                                     ------------

CALL OPTIONS WRITTEN - CONTINUED

                 United Technologies Corp. Calls
          684    @ 70 due Feb 07.............................. $       (6,840)
          345    @ 65 due May 07..............................        (74,175)
                                                               ---------------
                                                                      (81,015)
                                                               ---------------
                 UnitedHealth Group, Inc. Call
        1,041    @ 55 due Mar 07 .............................       (208,200)
                                                               ---------------

                 Verizon Communications, Inc. Call
          756    @ 40 due July 07 ............................        (69,552)
                                                               ---------------

                 Wachovia Corp. Calls
          669    @ 57.5 due Apr 07............................       (133,800)
        1,337    @ 60 due Apr 07..............................       (106,960)
                                                               ---------------
                                                                     (240,760)
                                                               ---------------
                 Wal-Mart Stores, Inc. Call
          665    @ 50 due Jan 07 .............................         (6,650)
                                                               ---------------

                 Wells Fargo & Company Calls
        1,174    @ 37.5 due Jan 07............................         (5,870)
          391    @ 40 due Apr 07..............................         (5,865)
                                                               ---------------
                                                                      (11,735)
                                                               ---------------
                 Whole Foods Market, Inc. Call
          400    @ 55 due May 07 .............................        (54,000)
                                                               ---------------

                 Williams Companies (The), Inc. Call
        2,894    @ 30 due May 07 .............................       (202,580)
                                                               ---------------

                 Yahoo! Inc. Call
        1,901    @ 30 due Apr 07 .............................       (152,080)
                                                               ---------------

                 Zimmer Holdings, Inc. Call
          376    @ 80 due Jan 07 .............................        (26,320)
                                                               ---------------


              TOTAL CALL OPTIONS WRITTEN...................... $   (7,372,401)
                                                               ===============
              (Premiums Received $8,241,701)

Page 12            See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS:
Investments, at value
   Cost ($382,119,603).............................................................................    $  373,978,227
Cash ..............................................................................................         6,770,626
Prepaid expenses...................................................................................            19,249
Receivables:
     Dividends.....................................................................................           272,038
     Interest......................................................................................            35,290
                                                                                                       --------------
     Total Assets..................................................................................       381,075,430
                                                                                                       --------------
LIABILITIES:
Options written, at value (Premiums received $8,241,701)...........................................         7,372,401
Payables:
     Investment securities purchased...............................................................           594,804
     Investment advisory fees......................................................................           320,064
     Audit and legal fees..........................................................................            86,118
     Printing fees.................................................................................            72,404
     Administrative fees...........................................................................            29,002
     Custodian fees................................................................................            19,821
     Transfer agent fees...........................................................................             3,017
Accrued expenses and other liabilities.............................................................             2,227
                                                                                                       --------------
     Total Liabilities.............................................................................         8,499,858
                                                                                                       --------------
NET ASSETS.........................................................................................    $  372,575,572
                                                                                                       ==============

NET ASSETS CONSIST OF:
Accumulated net realized loss on investments and written options transactions .....................    $     (846,499)
Net unrealized appreciation (depreciation) on investments and options written .....................        (7,272,076)
Par value..........................................................................................           199,732
Paid-in capital....................................................................................       380,494,415
                                                                                                       --------------
Net Assets.........................................................................................    $  372,575,572
                                                                                                       ==============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)...............................    $        18.65
                                                                                                       --------------
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) .......        19,973,164
                                                                                                       ==============

                    See Notes to Financial Statements.                   Page 13

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME:
Dividends..........................................................................................    $    4,937,105
Interest...........................................................................................           223,012
                                                                                                       --------------
     Total investment income.......................................................................         5,160,117
                                                                                                       --------------
EXPENSES:
Investment advisory fees...........................................................................         3,753,083
Administration fees................................................................................           340,247
Custodian fees.....................................................................................           181,630
Audit and legal fees...............................................................................           123,253
Printing fees......................................................................................           113,765
Trustees' fees and expenses........................................................................            41,722
Transfer agent fees................................................................................            35,570
Other..............................................................................................            76,809
                                                                                                       --------------
     Total expenses................................................................................         4,666,079
                                                                                                       --------------
NET INVESTMENT INCOME..............................................................................           494,038
                                                                                                       --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.....................................................................................        34,402,885
   Written option transactions.....................................................................        (4,525,690)
                                                                                                       --------------
Net realized gain (loss)...........................................................................        29,877,195
                                                                                                       --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.....................................................................................        (2,351,770)
   Written option transactions.....................................................................        (2,732,123)
                                                                                                       --------------
Net change in unrealized appreciation (depreciation)...............................................        (5,083,893)
                                                                                                       --------------
Net realized and unrealized gain (loss) on investments.............................................        24,793,302
                                                                                                       --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................................    $   25,287,340
                                                                                                       ==============

Page 14            See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 YEAR            YEAR
                                                                                                 ENDED           ENDED
                                                                                              12/31/2006      12/31/2005
                                                                                           ---------------  --------------
OPERATIONS:
Net investment income.................................................................     $      494,038   $      140,038
Net realized gain (loss)..............................................................         29,877,195       32,569,965
Net change in unrealized appreciation (depreciation)..................................         (5,083,893)     (20,366,292)
                                                                                           --------------   --------------
Net increase (decrease) in net assets resulting from operations.......................         25,287,340       12,343,711

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.................................................................           (494,038)        (140,038)
Net realized gain on investments......................................................        (31,463,024)     (31,665,665)
                                                                                           ---------------  --------------
Total distributions to shareholders...................................................        (31,957,062)     (31,805,703)

CAPITAL TRANSACTIONS:
Proceeds from 192,928 Common Shares reinvested........................................                  --       3,682,849
                                                                                           ---------------  --------------
Total capital transactions............................................................                  --       3,682,849
                                                                                           ---------------  --------------
Net decrease in net assets............................................................         (6,669,722)     (15,779,143)

NET ASSETS:
Beginning of year.....................................................................        379,245,294      395,024,437
                                                                                           --------------   --------------
End of year...........................................................................     $  372,575,572   $  379,245,294
                                                                                           ==============   ==============
Undistributed net investment income at end of year....................................     $           --   $           --
                                                                                           ==============   ==============

                       See Notes to Financial Statements.                Page 15

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          YEAR              YEAR            PERIOD
                                                                          ENDED             ENDED            ENDED
                                                                       12/31/2006        12/31/2005       12/31/2004*
                                                                      ------------      ------------     -------------
Net asset value, beginning of period.............................     $      18.99      $      19.97     $       19.10 (c)
                                                                      ------------      ------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).....................................             0.02              0.01             (0.01)
Net realized and unrealized gain on investments..................             1.24              0.61              1.46
                                                                      ------------      ------------     -------------
Total from investment operations.................................             1.26              0.62              1.45
                                                                      ------------      ------------     -------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income............................................            (0.02)            (0.01)               --
Net realized gains...............................................            (1.58)            (1.59)            (0.54)
                                                                      ------------      ------------     -------------
Total from distributions.........................................            (1.60)            (1.60)            (0.54)
                                                                      ------------      ------------     -------------
Common Shares offering costs charged to paid-in capital..........               --                --             (0.04)
                                                                      ------------      ------------     -------------
Net asset value, end of period...................................     $      18.65      $      18.99     $       19.97
                                                                      ============      ============     =============
Market value, end of period......................................     $      18.41      $      17.12     $       20.00
                                                                      ============      ============     =============
TOTAL RETURN BASED ON NET ASSET VALUE (A)+.......................             7.09%             3.48%             7.29%
                                                                      ============      ============     =============
TOTAL RETURN BASED ON MARKET VALUE (B)+..........................            17.26%            (6.85)%            2.62%
                                                                      ============      ============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).............................     $    372,576      $    379,245     $     395,024
Ratio of total expenses to average net assets....................             1.24%             1.23%             1.26%**
Ratio of net investment income (loss) to average net assets......             0.13%             0.04%            (0.09)%**
Portfolio turnover rate..........................................              131%              266%               73%

--------------------------------------------------
*    The Fund commenced operations on August 17, 2004.
**   Annualized.
(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in Common Share market price per share, all based on Common Share market price per share.
(c)  Net of sales load of $0.90 per Common Share on initial offering.
+    Total return is not annualized for periods less than one year.

Page 16                See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                DECEMBER 31, 2006

                              1. FUND DESCRIPTION

First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on May 20, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FFA on the New York Stock Exchange ("NYSE").

The Fund's investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities and writing (selling) call options on at least 80% of the Fund's Managed Assets ("Managed Assets" means the average daily gross assets of the Fund minus the sum of the Fund's accrued and unpaid dividends on any outstanding Common Shares and accrued liabilities, including the value of call options written). There can be no assurance that the Fund's investment objective will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written
(sold) and dividends declared but unpaid), by the total number of Common Shares outstanding.

The Fund's investments are valued at market value, or in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price.

B. OPTION CONTRACTS:

COVERED OPTIONS. When the Fund purchases equity securities, it simultaneously writes (sells) covered call or put options ("options") on substantially all of such equity securities. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and provide a partial hedge against a market decline in the underlying equity security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, an increase in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or smaller.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                DECEMBER 31, 2006

payment of the exercise price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's exercise price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The Fund writes (sells) options on at least 80% of the Fund's Managed Assets. These options give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's investment strategy depends on the ability of Fiduciary Asset Management, LLC ("Fiduciary" or the "Sub-Advisor") to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

PURCHASED OPTIONS. The purchase of a put option entitles the Fund, in exchange for the premium paid, to sell specific securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which is does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreases below the exercise price sufficiently to cover the premium and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net realized capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and realized capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the fiscal years ended December 31, 2006 and December 31, 2005 is as follows:

Distributions paid from:

                                                     2006                2005
                                                     ----                ----
Ordinary Income................................   $ 26,007,917     $  31,805,703
Long-Term Capital Gains........................      5,949,145            --

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gains..........   $  1,141,089
Net Unrealized Depreciation....................    (10,037,577)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                DECEMBER 31, 2006

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

F. EXPENSES:

The Fund pays all expenses directly related to its operations.

G. NEW ACCOUNTING PRONOUNCEMENT:

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006. Management is currently evaluating the implications of FIN 48 and its impact on the financial statements which has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 could have on the Fund's financial statement disclosures.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets.

Fiduciary serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee calculated at an annual rate of 0.50% of the Fund's Managed Assets that is paid monthly by First Trust out of its investment advisory fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund paid each Trustee who is not an officer or employee of First Trust or any of its affiliates (the "Independent Trustees") an annual retainer of $10,000, which includes compensation for all Board and Committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

Effective June 12, 2006, the Board of Trustees unanimously appointed Robert F. Keith to the Board of Trustees and as a member of the Fund's Audit Committee, Valuation Committee and Nominating and Governance Committee.

                4. PURCHASES AND SALES OF SECURITIES AND OPTIONS

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended December 31, 2006 were $499,044,415 and $537,549,755, respectively.

As of December 31, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,269,765 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $25,438,042.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                DECEMBER 31, 2006

Written option activity was as follows.

                                                          NUMBER
                                                            OF
                                                         CONTRACTS     PREMIUMS
WRITTEN OPTIONS
Options outstanding at December 31, 2005.............     66,886   $  8,930,333
Options written......................................    696,394    103,833,423
Options expired......................................   (100,577)    (8,065,471)
Options exercised....................................       (823)      (111,717)
Options closed.......................................   (590,480)   (96,344,867)
                                                      ----------   ------------
Options outstanding at December 31, 2006.............     71,400   $  8,241,701
                                                      ==========   ============
                                5. COMMON SHARES

As of December 31, 2006, 19,973,164 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                                                YEAR ENDED                    YEAR ENDED
                                                             DECEMBER 31, 2006             DECEMBER 31, 2005
                                                            SHARES        AMOUNT        SHARES        AMOUNT
Issued as reinvestment of dividends
   under the Dividend Reinvestment Plan..............           --       $     --         192,928   $  3,682,849
                                                           ----------    -----------   ----------   ------------
                                                                --       $     --         192,928   $  3,682,849
                                                           ==========    ===========   ==========   ============

                              6. SUBSEQUENT EVENTS

The Board of Trustees of the Fund adopted a compensation policy pursuant to which, effective January 1, 2007, the Independent Trustees are paid an annual retainer of $10,000 for each investment company of the First Trust Fund Complex up to a total of 14 investment companies (the "Trustees Compensation I") and an annual retainer of $7,500 for each subsequent investment company added to the First Trust Fund Complex (the "Trustees Compensation II" and together with Trustees Compensation I, the "Aggregate Trustee Compensation"). The Aggregate Trustee Compensation is divided equally among each of the investment companies in the First Trust Fund Complex. No additional meeting fees are paid in connection with board or committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

Additionally, Thomas R. Kadlec is paid annual compensation of $10,000 to serve as the Lead Trustee and Niel B. Nielson is paid annual compensation of $5,000 to serve as the chairman of the Audit Committee of each of the investment companies in the First Trust Fund Complex. Such additional compensation to Messrs. Kadlec and Nielson is paid by the investment companies in the First Trust Fund Complex and the fees are divided equally among those investment companies.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND

We have audited the accompanying statement of assets and liabilities of First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund"), including the portfolio of investments, as of December 31, 2006, the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Fund's custodian and broker; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

[GRAPHIC OMITTED]
DELOITE LOGO ART
Chicago, Illinois
February 21, 2007

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                          DECEMBER 31, 2006 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent") in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

         (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
             (ii) 95% of the market price on that date.

         (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                          DECEMBER 31, 2006 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                         NYSE CERTIFICATION INFORMATION

In accordance with Section 303A-12 of the New York Stock Exchange ("NYSE") Listed Company Manual, the Fund's President has certified to the NYSE that, as of May 15, 2006, he was not aware of any violation by the Fund of NYSE corporate governance listing standards, In addition, the Fund's reports to the SEC on Form N-CSR and N-Q contain certifications by the Fund's principal executive officer and principal financial officer to the Fund's public disclosure in such reports and that are required by Rule 30a-2 under the 1940 Act.

                                TAX INFORMATION

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended December 31, 2006, 18.63% qualifies for the corporate dividend received deduction available to corporate shareholders.

The Fund hereby designates as qualified dividend income distributions 15.03% of the ordinary income distributions (including short-term capital gain), for the year ended December 31, 2006.

For the year ended December 31, 2006, the amount of long-term capital gain distributions designated by the Fund was $7,090,234 which is taxable at a 15% rate gain for federal income tax purposes.

                               BY-LAW AMENDMENTS

On June 12, 2006 and December 11, 2006, the Board of Trustees approved certain changes to the By-Laws of the Fund which may have the effect of delaying or preventing a change in control of the Fund, including the implementation of a staggered Board of Trustees. The changes were not required to be, and were not, approved by the Fund's shareholders. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS - (UNAUDITED)
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                DECEMBER 31, 2006

Information pertaining to the Trustees and Officers* of the Fund is set forth below.

                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED     DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
                                        INDEPENDENT TRUSTEES

Richard E. Erickson, Trustee     o One year term        Physician; President,         34 portfolios             None
D.O.B. 04/51                     o 2 years, 7 months    Wheaton Orthopedics; Co-
c/o First Trust Advisors L.P.      served               owner and Co-Director,
1001 Warrenville Road                                   Sports Med Center for
Suite 300                                               Fitness; Limited Partner,
Lisle, IL 60532                                         Gundersen Real Estate
                                                        Partnership

Thomas R. Kadlec, Trustee        o One year term        Vice President and Chief      34 portfolios             None
D.O.B. 11/57                     o 2 years, 7 months    Financial Officer (1990 to
c/o First Trust Advisors L.P.      served               present), ADM Investor
1001 Warrenville Road                                   Services, Inc. (Futures
Suite 300                                               Commission Merchant);
Lisle, IL 60532                                         Registered Representative
                                                        (2000 to present),
                                                        Segerdahl & Company,
                                                        Inc., an NASD member
                                                        (Broker-Dealer); President,
                                                        ADM Derivatives, Inc.
                                                        (May 2005 to present)

Robert F. Keith, Trustee         o One year term        President, Hibs Enterprises   22 portfolios             None
D.O.B. 11/56                     o 7 months served      (Financial and
c/o First Trust Advisors L.P.                           Management Consulting)
1001 Warrenville Road                                   (2003 to present); Aramark
Suite 300                                               Service Master
Lisle, IL 60532                                         Management (2001 to
                                                        2003); President and Chief
                                                        Operating Officer, Service
                                                        Master Management
                                                        Services (1998 to 2003)

Niel B. Nielson, Trustee         o One year term        President, Covenant           34 portfolios         Director of Good
D.O.B. 03/54                     o 2 years, 7 months    College (June 2002 to                               News Publishers-
c/o First Trust Advisors L.P.      served               present); Pastor, College                           Crossway Books;
1001 Warrenville Road                                   Church in Wheaton (1997                             Covenant Transport,
Suite 300                                               to June 2002)                                       Inc.
Lisle, IL 60532

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS - (UNAUDITED)-(CONTINUED)
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                DECEMBER 31, 2006

                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED     DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
                                        INTERESTED TRUSTEE

James A. Bowen, Trustee          o One year Trustee     President, First Trust        34 portfolios        Trustee of Wheaton
President, Chairman of the         term and indefinite  Advisors L.P. and First                                 College
Board and CEO                      officer term         Trust Portfolios L.P.;
D.O.B. 09/55                     o 2 years, 7 months    Chairman of the Board,
1001 Warrenville Road              served               BondWave LLC and
Suite 300                                               Stonebridge Advisors LLC
Lisle, IL 60532

                                   OFFICERS WHO ARE NOT TRUSTEES

Mark R. Bradley, Treasurer,      o Indefinite term      Chief Financial Officer,          N/A                   N/A
Controller, Chief Financial      o 2 years, 7 months    Managing Director, First
Officer, Chief Accounting          served               Trust Advisors L.P. and
Officer                                                 First Trust Portfolios L.P.;
D.O.B. 11/57                                            Chief Financial Officer,
1001 Warrenville Road                                   BondWave LLC and
Suite 300                                               Stonebridge Advisors LLC
Lisle, IL 60532

Kelley Christensen               o Indefinite term      Assistant Vice President of       N/A                   N/A
Vice President                   o Since December       First Trust Portfolios L.P.
D.O.B. 09/70                       10, 2006             and First Trust Advisors
1001 Warrenville Road                                   L.P.
Suite 300
Lisle, IL 60532

James M. Dykas                   o Indefinite term      Vice President, First Trust       N/A                   N/A
Assistant Treasurer              o 13 months served     Advisors L.P. and First
D.O.B. 01/66                                            Trust Portfolios L.P.
1001 Warrenville Road                                   (January 2005 to present);
Suite 300                                               Executive Director, Van
Lisle, IL 60532                                         Kampen Asset
                                                        Management and Morgan
                                                        Stanley Investment
                                                        Management (1999-2005)

Christopher R. Fallow            o Indefinite term      Assistant Vice President of       N/A                   N/A
Assistant Vice President         o Since December 10,   First Trust Portfolios L.P.
D.O.B. 04/79                       2006                 and First Trust Advisors
1001 Warrenville Road                                   L.P.
Suite 300
Lisle, IL 60532

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS - (UNAUDITED)-(CONTINUED)
--------------------------------------------------------------------------------
            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                                DECEMBER 31, 2006

                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
    NAME, D.O.B., ADDRESS AND     TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED     DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
                            OFFICERS WHO ARE NOT TRUSTEES - (CONTINUED)

W. Scott Jardine, Secretary      o Indefinite term      General Counsel, First        N/A                       N/A
and Chief Compliance Officer     o 2 years, 7 months    Trust Advisors L.P. and
D.O.B. 05/60                       served               First Trust Portfolios L.P.;
1001 Warrenville Road                                   Secretary, BondWave LLC
Suite 300                                               and Stonebridge Advisors
Lisle, IL 6053                                          LLC

Daniel J. Lindquist              o Indefinite term      Senior Vice President,        N/A                       N/A
Vice President                   o 13 months served     First Trust Advisors L.P.;
D.O.B. 02/70                                            Vice President, First Trust
1001 Warrenville Road                                   Portfolios L.P. (April 2004
Suite 300                                               to present); Chief
Lisle, IL 60532                                         Operating Officer, Mina
                                                        Capital Management, LLC
                                                        (January 2004-April 2004);
                                                        Chief Operating Officer,
                                                        Samaritan Asset
                                                        Management Services, Inc.
                                                        (April 2000-January 2004)

Kristi A. Maher                  o Indefinite term      Assistant General Counsel,    N/A                       N/A
Assistant Secretary              o 2 years, 7 months    First Trust Advisors L.P.
D.O.B. 12/66                       served               and First Trust Portfolios
1001 Warrenville Road                                   L.P. (March 2004 to
Suite 300                                               present); Associate,
Lisle, IL 60532                                         Chapman and Cutler LLP
                                                        (1995-2004)

-------------------
    * The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                       This Page Left Blank Intentionally.

                       This Page Left Blank Intentionally.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this item's instructions.


     (d) The registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


         (a) AUDIT FEES (REGISTRANT) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $26,250 for 2005 and $35,000 for 2006.

         (b) AUDIT-RELATED FEES (REGISTRANT) -- The aggregate fees billed in each of the last two fiscal years, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0.

                AUDIT-RELATED FEES (INVESTMENT ADVISER) -- The aggregate fees billed in each of the last two fiscal years of the Registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0.

         (c) TAX FEES (REGISTRANT) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant were $4,500 in 2005 and $4,725 in 2006. These fees were for tax preparation.

                TAX FEES (INVESTMENT ADVISER) -- The aggregate fees billed in each of the last two fiscal years of the Registrant for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant's adviser were $6000 for 2005 and $0 for 2006. These fees were for tax preparation.

         (d) ALL OTHER FEES (REGISTRANT) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $6,591.72 for 2005 and $839.64 for 2006. These fees were for compliance consulting services.

                ALL OTHER FEES (INVESTMENT ADVISER) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the Registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item were $130,569 for 2005 and $9,308 for 2006. These fees were for Canadian tax consultation, compliance consulting and AIMR-PPS Verification Services.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy both amended as of December 10, 2006, the Audit Committee (the "COMMITTEE") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

         The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the Registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the DE MINIMIS exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) for the Registrant and the Registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  0%

                           (c)  0%

                           (d)  0%



     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for 2005 were $11091.72 and $136,569 for the Registrant and the Registrant's investment adviser, respectively and for 2006 were $5564.64 and $34,308 for the Registrant and the Registrant's investment adviser, respectively.

     (h) On December 10, 2006, the Registrant's audit committee of its Board of Trustees determined that the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Registrant has a separately designated audit committee consisting of all the independent trustees of the Registrant. The members of the audit committee are: Thomas R. Kadlec, Niel B. Nielson, Richard E. Erickson and Robert F. Keith.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                             FAM INVESTMENT ADVISER
                         POLICIES AND PROCEDURES MANUAL
                                  PROXY VOTING

         POLICY

         FAM, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

         BACKGROUND

         Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

         RESPONSIBILITY

         FAM's Vice President, Client Administration has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

         PROCEDURE

         FAM has adopted procedures to implement the firm's policy and reviews to monitor and insure the firm's policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

         It is the policy of FAM to vote all proxies over which it has voting authority in the best interest of FAM's clients.

         By "best interest of FAM's clients," FAM means clients' best economic interest over the long term -- that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interest is generally uniform.

         By "material conflict of interest," FAM means circumstances when FAM itself knowingly does business with a particular proxy issuer or closely affiliated entity, and may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies of that issuer are voted.

         FAM INVESTS WITH MANAGEMENT TEAMS THAT SEEK SHAREHOLDERS' BEST
         INTERESTS

         Under its investment philosophy, FAM generally invests client funds in a company only if FAM believes that the company's management seeks to serve shareholders' best interests. Because FAM has confidence in the managements of the companies in which it invests, it believes that management decisions and recommendations on issues such as proxy voting GENERALLY are likely to be in shareholders' best interests.

         FAM may periodically reassess its view of company managements. If FAM concludes that a company's management no longer serves shareholders' best interests, FAM generally sells its clients' shares of the company. FAM believes that clients do not usually benefit from holding shares of a poorly managed company or engaging in proxy contests with management.

         FAM'S PROXY VOTING PROCEDURES

         When companies in which FAM has invested client funds issue proxies, FAM routinely votes the proxies as recommended by management, because it believes that recommendations by these companies' managements generally are in shareholders' best interests, and therefore in the best economic interest of FAM's clients.

         If FAM has decided to sell the shares of a company, whether because of concerns about the company's management or for other reasons, FAM generally abstains from voting proxies issued by the company after FAM has made the decision to sell. FAM generally will not notify clients when this type of routine abstention occurs.

         FAM also may abstain from voting proxies in other circumstances. FAM may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of clients, such as when foreign proxy issuers impose unreasonable voting or holding requirements. FAM generally will not notify clients when this type of routine abstention occurs.

         The procedures in this policy apply to all proxy voting matters over which FAM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.

         ALTERNATIVE PROCEDURES FOR POTENTIAL MATERIAL CONFLICTS OF INTEREST

         In certain circumstances, such as when the proponent of a proxy proposal is also a client of FAM, an appearance might arise of a potential conflict between FAM's interests and the interests of affected clients in how the proxies of that issuer are voted.

         Because FAM does not exercise discretion in voting proxies, but routinely votes proxies as recommended by management, no potential conflict of interest could actually affect FAM's voting of the proxies.

         Nevertheless, when FAM itself knowingly does business with a particular proxy issuer and a material conflict of interest between FAM's interests and clients' interests may appear to exist, FAM generally would, to avoid any appearance concerns, follow an alternative procedure rather than vote proxies as recommended by management. Such an alternative procedure generally would involve causing the proxies to be voted in accordance with the recommendations of an independent service provider that FAM may use to assist in voting proxies.

         FAM generally will not notify clients if it uses this procedure to resolve an apparent material conflict of interest. FAM will document the identification of any material conflict of interest and its procedure for resolving the particular conflict.

         In unusual cases, FAM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:

         (i) Notifying affected clients of the conflict of interest (if practical), and seeking a waiver of the conflict to permit FAM to vote the proxies under its usual policy;

         (ii) Abstaining from voting the proxies; or

         (iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.

         FAM generally will notify clients if it uses one of these alternative procedures to resolve a material conflict of interest.

         VOTING BY CLIENT INSTEAD OF FAM

         A FAM client may vote its own proxies instead of directing FAM to do so. FAM recommends this approach if a client believes that proxies should be voted based on political or social interests.

         FAM generally will not accept proxy voting authority from a client (and will encourage the client to vote its own proxies) if the client seeks to impose client-specific voting guidelines that may be inconsistent with FAM's guidelines or with the client's best economic interest in FAM's view.

         FAM generally will abstain from voting on (or otherwise participating in) the commencement of legal proceedings such as shareholder class actions or bankruptcy proceedings.

         RESPONSIBILITY

         FAM's client services staff has primary responsibility for implementing FAM's proxy voting procedures, including ensuring that proxies are timely submitted. FAM also may use a service provider to assist in voting proxies, recordkeeping, and other matters.

         FAM's security analysts routinely review proxy proposals as part of their ongoing reassessment of companies and their managements.

         RECORDKEEPING

         FAM or a service provider maintains, in accordance with Rule 204-2 of the Investment Advisers Act:

         (i) Copies of all proxy voting policies and procedures;

         (ii) Copies of proxy statements received (unless maintained elsewhere as described below);

         (iii) Records of proxy votes cast on behalf of clients;

         (iv) Documents prepared by FAM that are material to a decision on how to vote or memorializing the basis for a decision;

         (v) Written client requests for proxy voting information, and (vi) written responses by FAM to written or oral client requests.

         FAM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if FAM relies on the service provider to maintain related records.

         FAM or its service provider may rely on the SEC's EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).

         All proxy related records will be maintained in an easily accessible place for five years (and an appropriate office of FAM or a service provider for the first two years).


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

         As of December 31, 2006, Mohammed Riad and K. Timothy Swanson serve as primary portfolio manager and co-portfolio manager of the Registrant, respectively. Mr. Riad is a Managing Director, Senior Portfolio Manager, and Chief Derivatives Strategist and has been with Fiduciary Asset Management, LLC ("FAMCO"), the Registrant's sub-adviser, for seven and a half years. Mr. Riad joined Fiduciary Asset Management in 1999 and has over 15 years of investment industry experience. He is a member of the portfolio management team and serves as senior portfolio manager for FAMCO's institutional and hedged large-cap equity strategies, as well as closed-end and open-end funds. Additionally, Mr. Riad has been instrumental in the development of industry leading large scale derivatives strategies. He is actively involved with the Strategy Committee's macroeconomic assessment and top-down approach to portfolio management.

         Mr. Swanson is a Senior Vice President and Portfolio Manager and has worked at FAMCO for three and a half years. Mr. Swanson performs quantitative and qualitative research and holds portfolio management duties for FAMCO's large-cap institutional equity strategies. He implements portfolio management decisions for hedged equity institutional portfolios, as well as closed-end and open-end funds. Mr. Swanson provides the Strategy Committee with statistical and quantitative analysis of macroeconomic, sector, industry, and company-specific recommendations and supporting data. He assists in designing, structuring, and managing FAMCO's quantitative research effort.

 (A)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

         OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBER

              The information in the table below is as of December 31, 2006.


                                                                                                   # of
                                                                                                 Accounts
                                                                                                Managed for   Total Assets
                                                                                                   which        for which
                                                                     Total # of                Advisory Fee   Advisory Fee
      Name of Portfolio Manager                                      Accounts       TOTAL      is Based on    is Based on
            OR TEAM MEMBER               TYPE OF ACCOUNTS*            MANAGED       ASSETS      PERFORMANCE    PERFORMANCE
            --------------               -----------------            -------       ------      -----------    -----------
     1.  Mohammed Riad           Registered Investment Companies:        3         $99.11 mil        0             $0
                                 Other Pooled Investment Vehicles:       1           $    7.0        0             $0
                                                                                          mil
                                 Other Accounts:                        116        $5,747 mil        0             $0

     2.  K. Timothy Swanson      Registered Investment Companies:        3         $99.11 mil        0             $0
                                 Other Pooled Investment Vehicles:       1           $    7.0        0             $0
                                                                                          mil
                                 Other Accounts:                        116        $5,747 mil        0             $0

         POTENTIAL CONFLICTS OF INTERESTS

         Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts.

         The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. Fiduciary seeks to manage such competing interests for the time and attention of a portfolio manager by having the portfolio manager's focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Fund

         If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, Fiduciary and the Fund have adopted procedures for allocating portfolio transactions across multiple accounts. With respect to securities transactions for the Funds, Fiduciary determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Fiduciary acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Fiduciary may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved

         Fiduciary and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

 (A)(3)  COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM
         MEMBERS

         The portfolio managers are paid a fixed base salary and an annual bonus. The base salary is set at a level determined to be appropriate based upon the individual's experience and responsibilities. The annual bonus is discretionary and is determined by the CEO. It is not based on the performance of the fund or managed accounts.

(A)(4)   DISCLOSURE OF SECURITIES OWNERSHIP


         The information below is as of December 31, 2006:

                          Name of Portfolio Manager or                     Dollar Range of Fund Shares
                                   TEAM MEMBER                                 BENEFICIALLY OWNED
                  Mohammed Riad                                                  $10,001-50,000
                  K. Timothy Swanson                                             $0

(B) Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date:    FEBRUARY 22, 2007
      --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date:    FEBRUARY 22, 2007
      --------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date:    FEBRUARY 22, 2007
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* Print the name and title of each signing officer under his or her signature.